Fair Value of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Assets
Investment	$ 0		$ 0
Liabilities
Investsment other-than-temporary impairment charge	7
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value [Member]
Assets
Deposits held in money market funds	527	[1]	33	[1]
Available for sale securities	11	[2]	10	[2]
Foreign exchange contracts	1	[3]	6	[3]
Total assets	539		49
Liabilities
Interest rate swap	16	[4]	9	[4]
Foreign exchange contracts	4	[4]	3	[4]
Total liabilities	20		12
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Deposits held in money market funds	527	[1]	33	[1]
Available for sale securities	11	[2]	10	[2]
Foreign exchange contracts	0	[3]	0	[3]
Total assets	538		43
Liabilities
Interest rate swap	0	[4]	0	[4]
Foreign exchange contracts	0	[4]	0	[4]
Total liabilities	0		0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Deposits held in money market funds	0	[1]	0	[1]
Available for sale securities	0	[2]	0	[2]
Foreign exchange contracts	1	[3]	6	[3]
Total assets	1		6
Liabilities
Interest rate swap	16	[4]	9	[4]
Foreign exchange contracts	4	[4]	3	[4]
Total liabilities	20		12
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets
Deposits held in money market funds	0	[1]	0	[1]
Available for sale securities		[2]	0	[2]
Foreign exchange contracts	0	[3]	0	[3]
Total assets	0		0
Liabilities
Interest rate swap	0	[4]	0	[4]
Foreign exchange contracts	0	[4]	0	[4]
Total liabilities	0		0
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Carrying Value [Member]
Assets
Property, plant and equipment	0		144
Goodwill	0		5
Definite-lived intangible assets	0		4
Investment	0		0
Total assets	0		153
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Total Losses [Member]
Assets
Property, plant and equipment	0		(81)
Goodwill	0		(5)
Definite-lived intangible assets	0		(2)
Investment	(7)		0
Total assets	$ (7)		$ (88)

[1]	Included in Cash and cash equivalents in the Consolidated Balance Sheets.
[2]	Included in Other assets in the Consolidated Balance Sheets.
[3]	Included in Other current assets in the Consolidated Balance Sheets.
[4]	Included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets.